Cover Page Document	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	WEREWOLF THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40366
Entity Tax Identification Number	82-3523180
Entity Address, Address Line One	200 Talcott Ave
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617
Local Phone Number	952-0555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HOWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001785530
Amendment Flag	false